Retirement Plans (Details Textual)	12 Months Ended
Sep. 30, 2011
Retirement Plans (Textual) [Abstract]
Contributions matching vested in service	4 years
Contributions matching vested in pro rata basis	100.00%
Vesting period of Supplemental Executive Retirement Plan	3 years
Supplemental Executive Retirement Plan vesting in pro-rata basis	One-third vesting each year
Supplemental Executive Retirement Plan vesting in the event of the participant's death or disability or the termination of the plan due to a change in control	100.00%
Term of contract	60 years old and five years of active service